Condensed Consolidated and Combined Carve-Out Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Note 6)	$ 71,403,000	$ 30,746,000
Amounts due from related parties (Note 9)	97,000	130,000
Inventories	791,000	915,000
Other current assets	5,886,000	3,958,000
Total current assets	78,177,000	35,749,000
Vessels and equipment:
Vessels	1,235,464,000	1,131,321,000
Less accumulated depreciation and amortization	(132,408,000)	(109,464,000)
Vessels and equipment, net	1,103,056,000	1,021,857,000
Goodwill (Note 4)	0	6,217,000
Deferred debt issuance cost	3,397,000	3,959,000
Derivative assets (Notes 5 and 6)	955,000	2,966,000
Total assets	1,185,585,000	1,070,748,000
Current liabilities:
Trade accounts payable	2,671,000	1,869,000
Accrued expenses	3,637,000	2,735,000
Current portion of long-term debt (Notes 6 and 7)	42,718,000	38,718,000
Current portion of derivative liabilities (Notes 6 and 7)	9,251,000	7,450,000
Income taxes payable (Note 8)	18,000	362,000
Current portion of contract liabilities	1,518,000	1,518,000
Prepaid charter and deferred revenue	7,554,000	6,751,000
Amount due to related parties (Note 9)	456,000	628,000
Total current liabilities	67,823,000	60,031,000
Long-term liabilities:
Long-term debt (Notes 6 and 7)	576,114,000	562,503,000
Contract liabilities	10,516,000	11,275,000
Deferred tax liabilities (Note 8)	1,319,000	1,402,000
Long-term debt from related parties (Note 7)		12,000,000
Other long-term liabilities	3,286,000	4,172,000
Total liabilities	$ 659,058,000	$ 651,383,000
Commitments and contingencies (Note 10)
Partners' capital:
Subordinated unitholders	$ 100,175,000	$ 103,680,000
General partner interest	10,365,000	8,141,000
Total partners' capital	526,527,000	419,365,000
Total liabilities and equity	1,185,585,000	1,070,748,000
Common Units [Member]
Partners' capital:
Total partners' capital	$ 415,987,000	$ 307,544,000